General and Administrative Expenses (Tables)	9 Months Ended
Sep. 30, 2020
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Schedule of General and Administrative Expenses

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Consulting fees	40	66	124	231
Professional fees	20	78	101	113
Management fees	110	194	366	567
Investor relations	31	1	45	28
Filing fees	16	41	37	69
Salaries and benefits	80	175	248	453
General office expenses	18	29	58	176
Total	315	584	979	1,637